Business Combinations - Additional Information (Detail)					2 Months Ended	3 Months Ended		12 Months Ended
		Nov. 06, 2014 USD ($)	Apr. 25, 2014 USD ($)	Jul. 18, 2012 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) Entity	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Business Acquisition [Line Items]
Goodwill acquired					$ 20,127,000,000	$ 16,939,000,000	$ 20,127,000,000	$ 16,939,000,000	$ 20,127,000,000	$ 14,655,000,000
Weighted-average amortization period								6 years	8 years
Goodwill and asset impairments								$ 7,498,000,000	$ 0	$ 0
Nokia Mapping Services License
Business Acquisition [Line Items]
License period			4 years
Phone Business
Business Acquisition [Line Items]
Goodwill and asset impairments						$ 7,498,000,000		$ 7,498,000,000
Mojang Synergies AB
Business Acquisition [Line Items]
Name of acquired entity								Mojang Synergies AB
Acquisition date		Nov. 06, 2014
Cash paid, net of cash acquired, to acquire the business		$ 2,500,000,000
Goodwill acquired		1,800,000,000
Identifiable intangible assets acquired		$ 928,000,000
Weighted-average amortization period		6 years 3 months 18 days
Nokia Devices And Services Business
Business Acquisition [Line Items]
Name of acquired entity								Nokia Corporation's ("Nokia") Devices and Services business ("NDS")
Acquisition date			Apr. 25, 2014
Goodwill acquired	[1]		$ 5,456,000,000
Identifiable intangible assets acquired			$ 4,509,000,000
Weighted-average amortization period			8 years
Total purchase price			$ 9,400,000,000
Cash acquired			1,506,000,000
Cash paid to acquire the business			7,100,000,000
Liabilities assumed			200,000,000
Revenue since the Acquisition					2,000,000,000
Operating loss since the Acquisition					$ 692,000,000
Acquisition costs							$ 21,000,000
Gain or loss upon termination of contractual agreement			0
Nokia Devices And Services Business | Corporate notes and bonds | Nokia
Business Acquisition [Line Items]
Non-cash transaction to acquire the business			$ 2,100,000,000
Yammer, Inc.
Business Acquisition [Line Items]
Name of acquired entity								Yammer, Inc. ("Yammer")
Acquisition date				Jul. 18, 2012
Goodwill acquired				$ 937,000,000
Identifiable intangible assets acquired				178,000,000
Cash paid to acquire the business				$ 1,100,000,000
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Cash paid to acquire the business								$ 892,000,000
Number of entities acquired | Entity								15

[1]	Goodwill was assigned to More Personal Computing under our current segment structure. The goodwill was primarily attributed to increased synergies that were expected to be achieved from the integration of NDS.